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                          SUPPLEMENT DATED MAY 1, 1998
                                       TO
                     PORTFOLIO DIRECTOR 2 SEPARATE ACCOUNT A
                        FOR SERIES 2.1 - 2.12 PROSPECTUS
                                DATED MAY 1, 1998
                                       FOR
                        GEORGIA OPTIONAL RETIREMENT PLAN


The Prospectus is hereby amended by the addition of the following section under "VARIABLE ACCOUNT OPTIONS":

         RESTRICTIONS ON AVAILABILITY OF FUNDS

         Pursuant to the requirements of the Georgia Optional Retirement Plan, the AGSPC Science & Technology Fund and American Century - Twentieth Century Ultra Investors Fund are not available as investment vehicles. You may consult directly with American Century about the availability of their Funds.